Long-Term Loans, Net of Current Maturities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current Maturities of Long Term Loans/Long-Term Loans, Net of Current Maturities [Abstract]
2017	$ 400
2018	2,734
Total	$ 3,134	$ 3,858